Funds

Third Quarter Report

November 30, 2004

ING Prime Rate Trust

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Prime Rate Trust

THIRD QUARTER REPORT

November 30, 2004

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ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing in a professionally managed portfolio comprised primarily of senior loans.

PORTFOLIO CHARACTERISTICS AS OF NOVEMBER 30, 2004
Net Assets	$1,062,414,702
Total Assets	$1,964,651,495
Assets Invested in Senior Loans	$1,905,954,698
Senior Loans Represented	411
Average Amount Outstanding per Loan	$4,637,359
Industries Represented	37
Average Loan Amount per Industry	$51,512,289
Portfolio Turnover Rate (YTD)	70%
Weighted Average Days to Interest Rate Reset	39
Average Loan Final Maturity	64 months
Total Leverage as a Percentage of Total Assets (including Preferred Shares)	43.46%

PEFORMANCE SUMMARY

The Trust declared $0.11 of dividends during the second fiscal quarter and $0.32 for the nine months ended November 30, 2004. Based on the average month-end net asset value ("NAV") per share of $7.40, this resulted in an annualized distribution rate of 5.86%(1) for the quarter and 5.74%(1) for the nine months. The Trust's total return for the third fiscal quarter, based on NAV, was 1.73%, versus a total return on the S&P/LSTA Leveraged Loan Index of 1.11% for the same quarter. For the nine months, the total return, based on NAV, was 5.15%, versus 2.08% for the S&P/LSTA Leveraged Loan Index. The total market value return (based on full reinvestment of dividends) for the Trust's common shares during the third fiscal quarter was –5.77% and –1.03% for the nine months ended November 30, 2004.

MARKET OVERVIEW

The non-investment grade loan market closed out the Trust's third fiscal quarter, and the entire year, in robust fashion. In fact, statistically speaking, 2004 was arguably the strongest twelve-month period in recent history. Aggregate new issue volume soared to a record high $265 billion, up 60% from 2003 (and slightly in excess of the prior record of $256 billion set in 1998). Importantly, a significant portion of total 2004 new issue volume was generated by merger and acquisition activity, fundamentally the most attractive source of new transaction flow. Furthermore, after peaking at just inside of 8% in 2002, default rates declined to cyclical lows, ending the year at 1.1%, down from 2.3% at the end of 2003 (as measured by Standard & Poor's).

As is consistent with the theme of our last report, the fundamental building blocks of favorable floating rate loan performance remain fully intact. First, while somewhat uneven, the U.S. economy continues to expand at a sufficient pace. Typically a dependable harbinger of future credit and default experience, GDP growth for 2004 clocked in at an estimated 4.5%, a pace conducive to healthy business expansion and capital spending (common sources of new loan activity). Consensus estimates call for still solid, albeit somewhat more moderate, growth for 2005. Second, investor

(1)  The distribution rate is calculated by annualizing dividends declared during the period and dividing the resulting annualized dividend by the Trust's average month-end net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

demand for higher-yielding credit instruments and overall market liquidity remains very strong. Robust demand typically translates into firm asset prices and stable net asset values. Third, but certainly not last in order of significance, The Fed continues to push onward in its attempt to fend off inflationary threats by systematically raising short term interest rates. This aspect is of particular importance to loan fund investors in that, unlike fixed rate bonds (returns for which generally exhibit an inverse relation to changes in interest rates), the loan asset class, by way of its ultra-short duration floating rate profile, has historically delivered increasing dividends as short-term rates rise.

For all the positive developments currently holding influence over the market, we note a short list of factors which could, in the indeterminate future, spoil the party, so to speak. For one, unprecedented demand for floating rate loans has driven average borrowing spreads to historical lows over the last few quarters (the benchmark BB/BB- spread fell below 2.0% by the end of the year). As a result, for the first time in recent memory, there has been a noticeable lag in the time it takes for rising short-term rates to favorably impact loan fund yields. Fortunately, we see this as a temporary condition and one that will self-correct as rates move higher. We also continue to observe an increasing inflow of lower quality loans coming to market. Not unlike other developed capital markets, a period of heavy demand has produced a cohort of loans that are carrying higher debt multiples, looser terms and lower credit ratings. As stated previously, consistent with an investment strategy focused on delivering attractive risk-adjusted returns, we will continue to maintain credit and investment discipline, potentially forfeiting yield in order to do so.

PORTFOLIO OVERVIEW

The Trust's strong performance during the quarter was attributable to improving loan process across most sectors, enhanced by above-index returns on several sizeable individual holdings and marginally higher utilization of leverage for investment purposes. In addition, there were fewer instances of negative valuation movements on legacy holdings. Cable (9.3% of total assets at quarter-end), printing/publishing (7.8%) and healthcare (6.7%) remained among the top three sector exposures, with minor changes in rankings traceable primarily to refinancing and secondary market activity. Notable variances in other sectors during the quarter included continued reductions in automotive (to 4.5%, from 5.6% at prior quarter-end) and cellular (to 4.4%, from 5.2%), the former a combination of profit taking and defensive credit management, and the latter due largely to the refinancing/recapitalization of several bellwether issuers. The Trust remains well diversified, with average issuer and sector exposure at approximately 0.24% of total assets and 2.62% of total assets, respectively, at the end of the quarter. Organic non-performing assets (i.e., current as to

TOP TEN INDUSTRY SECTORS AS OF NOVEMBER 30, 2004 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Cable Television	9.3%	17.2%
Printing and Publishing	7.8%	14.4%
Healthcare, Education and Childcare	6.7%	12.5%
Containers, Packaging and Glass	5.3%	9.8%
Chemicals, Plastics and Rubber	4.8%	8.9%
Leisure, Amusement, Entertainment	4.7%	8.7%
Automobile	4.5%	8.2%
Cellular	4.4%	8.1%
Other Telecommunications	4.2%	7.8%
Radio and TV Broadcasting	4.1%	7.5%

Portfolio holdings are subject to change daily.

TOP TEN SENIOR LOAN ISSUERS AS OF NOVEMBER 30, 2004 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Charter Communications Operating, LLC	2.5%	4.7%
Nextel Finance Company	1.5%	2.7%
Olympus Cable Holdings, LLC	1.1%	2.0%
Century Cable Holdings, LLC	1.0%	1.8%
Metro-Goldwyn-Mayer Studios, Inc.	1.0%	1.8%
Dex Media West, LLC	1.0%	1.8%
Huntsman International, LLC	1.0%	1.8%
Community Health Systems, Inc.	0.9%	1.8%
Paxson Communications Corporation	0.9%	1.7%
Allegheny Energy Supply Company	0.9%	1.6%

Portfolio holdings are subject to change daily.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

interest and/or principal at time of purchase) continued to decline, ending the quarter well under 1% of total assets on a trade-date basis.

USE OF LEVERAGE

The Trust utilizes financial leverage to seek to increase the yield to the holders of common shares. As of November 30, 2004, the Trust had $450 million of "Aaa/AAA(2)" rated cumulative auction rate preferred shares outstanding, and $403 million of borrowings outstanding under $570 million in available credit facilities. Total leverage, as a percentage of total assets (including preferred shares), was 43.46% at period end. The use of leverage for investment purposes increases both investment opportunity and investment risk.

OUTLOOK

In short, the near-term outlook, for the Trust and the market as a whole, is one of little change, but fundamentally positive nonetheless. Although the leveraged loan market remains historically tight, driven by a seemingly unquenchable demand for floating rate paper, an increasingly robust visible pipeline for new loan product will hopefully prove sufficient to satisfy that demand without further degradation in average borrowing spreads and/or customary structural protections. In the absence of some outside shock, default rates should remain low – at least over the near-term – and loan prices near their current highs. We also look for continued increases in short-term interest rates to offset potential further erosion in borrowing spreads. All in all, the existing backdrop is conducive to favorable performance on the part of a conservatively-managed, adequately diversified portfolio of secured, floating rate loans.

We thank you for your investment in ING Prime Rate Trust.

Jeffrey A. Bakalar Senior Vice President Senior Portfolio Manager ING Investment Management Co.	Daniel A. Norman Senior Vice President Senior Portfolio Manager ING Investment Management Co.

ING Prime Rate Trust
January 25, 2004

(2)  Obligations rated Aaa by Moody's Investors Service are judged to be of the highest quality, with minimal credit risk. An obligator rated 'AAA' has extremely strong capacity to meet its financial commitments. 'AAA' is the highest Issuer Credit Rating assigned by Standard & Poor's. Credit quality refers to the Trust's underlying investments, not to the stability or safety of this Trust.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Periods Ended November 30, 2004
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	8.14%	7.03%	3.76%	5.80%
Based on Market Value	5.23%	11.00%	3.12%	5.97%
Credit Suisse First Boston Leveraged Loan Index	5.76%	6.03%	5.06%	5.96%
S&P/LSTA Leveraged Loan Index(a)	5.37%	5.77%	5.30%	-

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

Assumes rights were exercised and excludes sales charges and commissions(b),(c),(d)

(a)  Performance since inception for the index is 5.31% from January 1, 1997.

(b)  Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

(c)  On December 27, 1994, the Trust issued to its shareholders transferable rights which entitled the holders to subscribe for 17,958,766 shares of the Trust's common stock at the rate of one share of common stock for each four rights held. On January 27, 1995, the offering expired and was fully subscribed. The Trust issued 17,958,766 shares of its common stock to exercising rights holders at a subscription price of $8.12. Offering costs of $4,470,955 were charged against the offering proceeds.

(d)  On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust's common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $6,972,203 were charged against the offering proceeds.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The Credit Suisse First Boston Leveraged Loan Index is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

The S&P/LSTA Leveraged Loan Index ("LLI") is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTIONS RATES

Quarter Ended	Prime Rate	Net Asset Value ("NAV") 30-Day SEC Yield(A)	Market 30-Day SEC Yield(A)	Average Annualized Distribution Rate at NAV(B)	Average Annualized Distribution Rate at Market(B)
November 30, 2004	5.00%	5.83%	5.80%	5.86%	5.62%
August 31, 2004	4.50%	6.03%	5.55%	5.74%	5.31%
May 31, 2004	4.00%	5.83%	5.44%	5.62%	5.17%
February 29, 2004	4.00%	5.56%	5.20%	5.82%	5.35%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the SEC standardized yield formula for investment companies.

(B)  The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust's average net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

Principal Risk Factor(s): This closed-end Fund may invest in below investment grade senior loans. Investment in the Fund involves the risk that borrowers may default on obligations, or that lenders may have difficulty liquidating the collateral securing the loans or enforcing their rights under the terms of the senior loans. Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Fund's NAV. The use of leverage for investment purposes increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage.

Interest Rate Risk: Changes in market interest rates will affect the yield on the Fund's Common Shares. If market interest rates fall, the yield on the Fund's Common Shares will also fall. In addition, changes in market interest rates may cause the Fund's NAV to experience moderate volatility because of the lag between changes in market rates and the resetting of the floating rates on assets in the Fund's portfolio. To the extent that market interest rate changes are reflected as a change in the market spreads for loans of the type and quality in which the Fund invests, the value of the Fund's portfolio may decrease in response to an increase in such spreads. Finally, substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack the resources to meet higher debt service requirements.

ING Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2004 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,924,847,946)	$1,940,381,991
Receivables:
Investment securities sold	14,050,682
Interest	10,010,742
Other	65,801
Prepaid expenses	142,279
Total assets	1,964,651,495
LIABILITIES:
Notes payable	403,000,000
Payable for investments purchased	40,814,217
Deferred arrangement fees on senior loans	2,177,986
Dividends payable - preferred shares	101,712
Payable to affiliates	1,632,860
Payable to custodian for bank overdraft	2,430,343
Accrued trustee fees	58,100
Other accrued expenses and liabilities	2,021,575
Total liabilities	452,236,793
Preferred shares, $25,000 stated value per share at liquidation value (18,000 shares outstanding)	450,000,000
NET ASSETS	$1,062,414,702
Net assets value per common share outstanding (net assets less preferred shares at liquidation value, divided by 143,500,680 shares of beneficial interest authorized and outstanding, no par value)	$7.40
NET ASSETS CONSIST OF:
Paid-in capital	$1,333,705,396
Undistributed net investment income	5,736,231
Accumulated net realized loss on investments	(292,560,970)
Net unrealized appreciation on investments	15,334,045
NET ASSETS	$1,062,414,702

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF OPERATIONS for the Nine Months Ended November 30, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$65,618,847
Arrangement fees earned	1,461,108
Dividends	106,482
Other	1,749,201
Total investment income	68,935,638
EXPENSES:
Investment management fees	11,312,059
Administration fees	3,535,018
Transfer agent and registrar fees	101,508
Interest	5,843,788
Shareholder reporting expense	116,054
Custodian fees	686,385
Professional fees	703,703
Preferred Shares - Dividend disbursing agent fees	893,425
Pricing expense	46,547
ICI fees	32,218
Postage expense	164,536
Trustee fees	49,900
Excise tax expense	117,314
Miscellaneous expense	156,397
Total expenses	23,758,852
Net reimbursed fees	(117,314)
Net expenses	23,641,538
Net investment income	45,294,100
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized loss on investments	(10,267,029)
Net change in unrealized appreciation or depreciation on investments	20,704,609
Net realized and unrealized gain on investments	10,437,580
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income	(5,026,373)
Net increase in net assets resulting from operations	$50,705,307

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Nine Months Ended November 30, 2004	Year Ended February 29, 2004
FROM OPERATIONS:
Net investment income	$45,294,100	$64,881,220
Net realized loss on investments	(10,267,029)	(45,502,509)
Net change in unrealized appreciation or depreciation on investments	20,704,609	126,661,233
Distributions to preferred shareholders from net investment income	(5,026,373)	(5,199,537)
Net increase in net assets resulting from operations	50,705,307	140,840,407
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(44,192,968)	(57,649,691)
Total distributions to common shareholders	(44,192,968)	(57,649,691)
FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested for common shares	11,385,483	4,364,604
Sales of shares in connection with shelf offering	34,191,439	386,779
Net increase from capital share transactions	45,576,922	4,751,383
Net increase in net assets	52,089,261	87,942,099
NET ASSETS:
Beginning of period	1,010,325,441	922,383,342
End of period (including undistributed net investment income of $5,736,231 and $9,661,472, respectively)	$1,062,414,702	$1,010,325,441
SUMMARY OF CAPITAL SHARE TRANSACTIONS:
Shares issued in payment of distributions from net investments income	162,755	612,173
Shares sold in connection with shelf offering	5,327,830	53,184
Net increase in shares outstanding	5,490,585	665,357

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF CASH FLOWS for the Nine Months Ended November 30, 2004 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows from Operating Activities:
Interest received	$61,501,692
Dividends received	106,482
Dividends paid to preferred shareholders	(4,991,940)
Arrangement fee paid	(591,924)
Other income received	1,776,717
Interest paid	(5,843,788)
Other operating expenses paid	(17,076,793)
Purchases of securities	(1,540,974,560)
Proceeds from sales of securities	1,321,811,733
Net cash used in operating activities	(184,282,381)
Cash Flows from Financing Activities:
Distributions paid to common shareholders	(32,807,485)
Proceeds from shelf offerings	34,191,439
Net issuance of notes payable	178,000,000
Increase in payable to custodian for bank overdraft	2,430,343
Net cash flows provided by financing activities	181,814,297
Net decrease in cash	(2,468,084)
Cash at beginning of period	2,468,084
Payable to custodian for bank overdraft at end of period	$-
Reconciliation of Net Increase in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Net increase in net assets resulting from operations	$50,705,307
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized depreciation on securities	(20,704,609)
Net accretion of discounts on securities	(1,845,701)
Realized loss on sale of securities	10,267,029
Purchase of securities	(1,540,974,560)
Proceeds on sale of securities	1,321,811,733
Increase in other assets	27,516
Decrease in interest receivable	(2,271,454)
Increase in prepaid expenses	(104,989)
Decrease in deferred arrangement fees on senior loans	(2,053,032)
Increase in preferred shareholder dividend payable	34,433
Increase in affiliate payable	248,442
Increase in accrued trustee fees	15,898
Increase in accrued expenses	561,606
Total adjustments	(234,987,688)
Net cash used in operating activities	$(184,282,381)
Noncash Financing Activities
Reinvestment of dividends	$11,385,483

See Accompanying Notes to Financial Statements

ING PRIME RATE TRUST  FINANCIAL HIGHLIGHTS

For a common share outstanding throughout the period

	Nine Months Ended November 30, 2004	Years Ended February 28 or February 29,
	(Unaudited)	2004	2003	2002	2001	2000
Per Share Operating Performance
Net asset value, beginning of period	$7.34	6.73	7.20	8.09	8.95	9.24
Income from investment operations:
Net investment income	$0.34	0.46	0.50	0.74	0.88	0.79
Net realized and unrealized gain (loss) on investments	$0.08	0.61	(0.47)	(0.89)	(0.78)	(0.30)
Total from investment operations	$0.42	1.07	0.03	(0.15)	0.10	0.49
Distributions to Common Shareholders from net investment income	$(0.32)	(0.42)	(0.45)	(0.63)	(0.86)	(0.78)
Distribution to Preferred Shareholders	$(0.04)	(0.04)	(0.05)	(0.11)	(0.06)	-
Reduction in net asset value from Preferred Shares offerings	$-	-	-	-	(0.04)	-
Net asset value, end of year	$7.40	7.34	6.73	7.20	8.09	8.95
Closing market price at end of period	$7.44	7.84	6.46	6.77	8.12	8.25
Total Investment Return(1)
Total investment return at closing market price(2)%	(1.03)	28.77	2.53	(9.20)	9.10	(5.88)
Total investment return at net asset value(3)%	5.15	15.72	0.44	(3.02)	0.19	5.67
Ratios/Supplemental Data
Net assets end of year (000's)	$1,062,415	1,010,325	922,383	985,982	1,107,432	1,217,339
Preferred Shares-Aggregate amount outstanding (000's)	$450,000	450,000	450,000	450,000	450,000	-
Liquidation and market value per share of Preferred Shares	$25,000	25,000	25,000	25,000	25,000	-
Borrowings at end of year (000's)	$403,000	225,000	167,000	282,000	510,000	484,000
Asset coverage per $1,000 of debt(4)	$2,250	2,500	2,500	2,350	2,150	3,520
Average borrowings (000's)	$398,387	143,194	190,671	365,126	450,197	524,019
Ratios to average net assets including Preferred Shares(5)
Expenses (before interest and other fees related to revolving
credit facility)(6)%	1.59	1.45	1.49	1.57	1.62	-
Net expenses after expense reimbursement(6)%	2.12	1.65	1.81	2.54	3.97	-
Gross expenses prior to expense reimbursement(6)%	2.14	1.65	1.81	2.54	3.97	-
Net investment income(6)%	2.05	4.57	4.97	6.83	9.28	-
Ratios to average net assets plus borrowings
Expenses (before interest and other fees related to revolving
credit facility)(6)%	1.66	1.84	1.82	1.66	1.31	1.00	(7)
Net expenses after expense reimbursement(6)%	2.20	2.09	2.23	2.70	3.21	2.79	(7)
Gross expenses prior to expense reimbursement(6)%	2.22	2.09	2.23	2.70	3.21	2.79	(7)
Net investment income(6)%	4.21	5.82	6.10	7.24	7.50	6.12
Ratios to average net assets
Expenses (before interest and other fees related to revolving
credit facility)(6)%	2.30	2.11	2.19	2.25	1.81	1.43	(7)
Net expenses after expense reimbursement(6)%	3.05	2.40	2.68	3.64	4.45	4.00	(7)
Gross expenses prior to expense reimbursement(6)%	3.07	2.40	2.68	3.64	4.45	4.00	(7)
Net investment income(6)%	5.84	6.68	7.33	9.79	10.39	8.77
Portfolio turnover rate %	70	87	48	53	46	71
Common shares outstanding at end of period (000's)	143,501	137,638	136,973	136,973	136,847	136,036

(1)  Total investment return calculations are attributable to common shares.

(2)  Total investment return measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the Trust's dividend reinvestment plan.

(3)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions in accordance with the provisions of the dividend reinvestment plan. This calculation differs from total investment return because it excludes the effects of changes in the market values of the Trust's shares.

(4)  Asset coverage represents the total assets available for settlement of Preferred Stockholder's interest and notes payables in relation to the Preferred Shareholder interest and notes payable balance outstanding. The Preferred Shares were first offered November 2, 2000.

(5)  Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to the Preferred Shares.

(6)  Annualized for periods less than one year.

(7)  Calculated on total expenses before impact on earnings credits.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2004 (Unaudited)

NOTE 1 - ORGANIZATION

ING Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans which are exempt from registration under the Securities Act of 1933, as amended (the "'33 Act"), but which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, the London Inter-Bank Offered Rate ("LIBOR"), the certificate of deposit rate, or in some cases another base lending rate.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principals generally accepted in the United States of America for investment companies.

A.  Senior Loan and Other Security Valuation. Senior loans held by the Trust are normally valued at the mean of the means of one or more bid and ask quotations obtained from an independent pricing service or other sources determined by the Board of Trustees to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged an independent pricing service to provide readily available, reliable market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of November 30, 2004, 98.5% of total investments were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

Prices from a pricing source may not be available for all loans and ING Investments, LLC (the "Investment Manager") or ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.) ("ING IM" the "Sub-Adviser"), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager or the Sub-Adviser that the Investment Manager or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Trust's Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Manager and monitored by the Trust's Board of Trustees through its Valuation and Proxy Voting Committee. In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects;

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2004 (Unaudited) (continued)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued)

(iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities other than senior loans for which reliable market value quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board of Trustees of the Trust. Investments in securities maturing in less than 60 days from the date of valuation are valued at amortized cost, which, when combined with accrued interest approximates market value.

B.  Federal Income Taxes. It is the Trust's policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions will be made by the Trust until any capital loss carryforwards have been fully utilized or expire.

C.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received. For all loans acquired prior to March 1, 2001, arrangement fees received, which represent non-refundable fees associated with the acquisition of loans, were deferred and recognized over the shorter of 2.5 years or the actual terms of the loan. For all loans, except revolving credit facilities, acquired subsequent to February 28, 2001, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities acquired subsequent to February 28, 2001 are deferred and recognized over the shorter of four years or the actual term of the loan.

D.  Distributions to Common Shareholders. The Trust declares dividends monthly for net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The Trust records distributions to its shareholders on the ex-dividend date.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2004 (Unaudited) (continued)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued)

E.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Investment Program (formerly known as the Automatic Dividend Reinvestment Plan), DST Systems, Inc., the Plan Agent, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the net asset value per share of the Trust's common shares on the valuation date. If the market price plus commissions is equal to or exceeds the net asset value, new shares are issued by the Trust at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

F.  Use of Estimates. Management of the Trust has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with generally accepted accounting principles in the United States of America for investment companies. Actual results could differ from these estimates.

G.  Share Offerings. Beginning in the year ended February 28, 1999, the Trust began issuing shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 - INVESTMENTS

For the nine months ended November 30, 2004, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $1,540,974,560 and $1,321,811,733, respectively. At November 30, 2004, the Trust held senior loans valued at $1,905,728,393 representing 98.2% of its total investments. The market value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2004 (Unaudited) (continued)

NOTE 3 - INVESTMENTS (continued)

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Acterna, LLC - Common Shares	11/24/03	$1,090,731
Acterna, Inc. - Contingent Right	11/24/03	-
Allied Digital Technologies Corporation - Residual Interest in Bankruptcy Estate	06/05/02	186,961
AM Cosmetics Corporation - Liquidation Interest	03/07/03	50
Block Vision Holdings Corporation - Common Shares	09/30/02	-
Boston Chicken, Inc. - Residual Interest in Boston Chicken Plan Trust	12/26/00	6,728,959
Cedar Chemical - Liquidation Interest	12/31/02	-
Covenant Care, Inc. - Warrants	12/22/95	-
Covenant Care, Inc. - Warrants	01/18/02	-
Decision One Corporation - Common Shares	06/16/00	-
Electro Mechanical Solutions - Residual Interest in Bankruptcy Estate	10/02/02	15
Enginen Realty - Common Shares	11/24/03	-
Enterprise Profit Solutions - Liquidation Interest	10/21/02	-
Euro United Corporation - Residual Interest in Bankruptcy Estate	06/21/02	2,335,366
Exide Technologies - Warrants	11/30/01	-
Galey & Lord - Common Shares	03/31/04	-
Gate Gourment Borrower, LLC - Common Shares	12/04/03	-
Gemini Leasing, Inc. - Common Shares	01/08/04	-
Grand Union Company - Residual Interest in Bankruptcy Estate	07/01/02	2,576
Holmes Group - Common Shares	05/26/04	-
Humphreys, Inc. - Residual Interest in Bankruptcy Estate	05/15/02	100
Imperial Home Décor Group, Inc. - Common Shares	05/02/01	1,654,378
Imperial Home Décor Group, Inc. - Liquidation Interest	01/22/04	-
Insilco Technologies - Residual Interest in Bankruptcy Estate	05/02/03	21,140
Intera Group, Inc. - Common Shares	11/29/02	-
IT Group, Inc. - Residual Interest in Bankruptcy Estate	09/12/03	87,001
Kevco, Inc. - Residual Interest in Bankruptcy Estate	06/05/02	147,443
Lincoln Pulp and Eastern Fine - Residual Interest in Bankruptcy Estate	06/08/04	-
Malden Mills Industries, Inc. - Common Shares	11/04/03	-
Malden Mills Industries, Inc. - Preferred Shares	11/04/03	-
Morris Material Handling, Inc. - Common Shares	10/09/01	3,009,059
MP Holdings, Inc. - Common Shares	04/16/01	6
Murray's Discount Auto Stores, Inc. - Escrow	08/11/03	40,136
Neoplan USA Corporation - Common Shares	08/29/03	-
Neoplan USA Corporation - Series B Preferred Shares	08/29/03	-
Neoplan USA Corporation - Series C Preferred Shares	08/29/03	428,603
Neoplan USA Corporation - Series D Preferred Shares	08/29/03	3,524,300
New Piper Aircraft - Residual Interest in Litigation Proceeds	07/02/03	-
New World Restaurant Group, Inc. - Warrants	09/27/01	40
Norwood Promotional Products, Inc. - Common Shares	08/23/04	32,939
Safelite Glass Corporation - Common Shares	10/17/00	-
Safelite Realty - Common Shares	10/17/00	-
Scientific Games Corporation - Common Shares	10/30/03	554,457
Soho Publishing - Common Shares	01/10/02	133
Targus Group, Inc. - Common Shares	03/11/03	-
Transtar Metals - Residual Interest in Bankruptcy Estate	01/09/03	80,459
TSR Wireless, LLC - Residual Interest in Bankruptcy Estate	10/15/02	-
U.S. Aggregates - Residual Interest in Bankruptcy Estate	04/07/03	-
U.S. Office Products Company - Residual Interest in Bankruptcy Estate	02/11/04	-
Total restricted securities excluding senior loans (market value of $23,609,539 was 2.2% of net assets at November 30, 2004)		$19,924,852

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2004 (Unaudited) (continued)

NOTE 4 - MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of ING Fund Services, LLC (the "Administrator"), to provide advisory and management services. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of this Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

The Investment Manager entered into a Sub-Advisory Agreement with ING IM, a wholly-owned subsidiary of ING Groep N.V., effective August 19, 2003. Subject to such policies as the Board or the Investment Manager may determine, ING IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

The Trust has also entered into an Administration Agreement with the Administrator to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's average daily Managed Assets.

NOTE 5 - TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2004, the Trust had the following amounts recorded in payables to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment Management Fees	Accrued Administrative Fees	Total
$1,244,084	$388,776	$1,632,860

The Trust has adopted a Retirement Policy covering all independent trustees of the Trust who will have served as a independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 6 - COMMITMENTS

The Trust has entered into both a $90 million 364-day revolving credit agreement which matures on August 25, 2005 and a $480 million 364-day revolving securitization facility which matures on July 11, 2005, collateralized by assets of the Trust. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper-based rate. Prepaid arrangement fees for these facilities are amortized over the term of the agreements. The amount of borrowings outstanding at November 30, 2004, was $403 million. Weighted average interest rate on outstanding borrowings was 2.49%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 20.53% of total assets at November 30, 2004. Average borrowings for the nine months ended November 30, 2004 were $398,387,273 and the average annualized interest rate was 2.39% excluding other fees related to the unused portion of the facilities, and other fees.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2004 (Unaudited) (continued)

NOTE 6 - COMMITMENTS (continued)

As of November 30, 2004, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Advance Stores Company, Inc.	$2,555,297
Allied Waste North America, Inc.	1,483,300
Baker & Taylor, Inc.	397,500
Cincinnati Bell, Inc.	2,872,684
Envirosolutions, Inc.	277,273
GEO Specialty Chemicals, Inc.	621,754
Green Valley Ranch Gaming, LLC	650,000
IESI Corporation	1,080,625
Innophos, Inc.	286,364
Interstate Bakeries Corporation	2,500,000
Kerasotes Theatres, Inc.	1,500,000
NCI Building Systems, Inc.	3,750
Neoplan USA Corporation	382,500
Outsourcing Solutions, Inc.	$63,692
Pinnacle Entertainment, Inc.	2,878,812
Ply Gem Industries, Inc.	216,999
Primedia, Inc.	4,623,118
Saguaro Utility Group	4,500,000
Six Flags Theme Parks, Inc.	3,000,000
United Defense Industries, Inc.	3,000,000
United Industries Corporation	1,846,154
United States Shipping, LLC	576,922
Vanguard Health Systems, Inc.	3,500,000
Venetian Casino Resorts, LLC	1,363,636
$40,180,380

NOTE 7 - RIGHTS AND OTHER OFFERINGS

As of November 30, 2004, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
9/15/98	25,000,000	13,727,319
3/04/99	5,000,000	3,241,645

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $.01 Par Value, $25,000, liquidation preference, for a total issuance of $180 million. Costs associated with the offering of approximately $5,438,664 were charged against the proceeds received. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness and to purchase additional senior loans. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period.

NOTE 8 - CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Trust's custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the nine months ended November 30, 2004.

NOTE 9 - SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Manager believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. The Trust may invest up to 5% of its total assets, measured at the time of investment, in subordinated loans and unsecured loans. As of November 30, 2004, the Trust held 0.48% of its total assets in subordinated loans and unsecured loans.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2004 (Unaudited) (continued)

NOTE 10 - FEDERAL INCOME TAXES

Federal excise tax of $117,314 was paid by the Fund and subsequently reimbursed by the investment advisor. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Nine Months Ended November 30, 2004	Year Ended February 29, 2004
Ordinary Income	Ordinary Income
$49,219,341	$62,849,228

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 29, 2004 were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Depreciation	Post-October Capital Losses Deferred	Capital Loss Carryforwards	Expiration Dates
$8,429,077	$-	$(6,655,665)	$(15,388,435)	$(12,542,170)	2006
				(10,485,033)	2007
				(38,118,850)	2008
				(847,193)	2009
				(47,376,376)	2010
				(97,064,717)	2011
				(57,686,392)	2012
				$(264,120,731)

NOTE 11 - SUBSEQUENT EVENTS

Subsequent to November 30, 2004, the Trust paid to Common Shareholders the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.036	11/30/04	12/10/04	12/22/04

Subsequent to November 30, 2004, the Trust paid to Preferred Shareholders the following dividends from net investment income:

Preferred Shares	Total Per Share Amount	Auction Dates	Record Dates	Payable Dates
Series M	$12.93	12/06/04 to 01/10/05	12/13/04 to 01/14/05	12/14/04 to 01/18/05
Series T	$13.62	12/07/04 to 01/11/05	12/14/04 to 01/18/05	12/15/04 to 01/19/05
Series W	$13.31	12/01/04 to 01/05/05	12/08/04 to 01/12/05	12/09/04 to 01/13/05
Series Th	$13.37	12/02/04 to 01/06/05	12/09/04 to 01/13/05	12/10/04 to 01/14/05
Series F	$13.48	12/03/04 to 01/07/05	12/10/04 to 01/14/05	12/13/04 to 01/18/05

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2004 (unaudited)

Senior Loans*: 179.3%			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Aerospace and Defense: 2.5%
		Alliant Techsystems, Inc.	Ba2	BB
$1,840,000		Term Loan, maturing March 31, 2011			$1,867,217
		Arinc, Inc.	Ba3	BB
995,000		Term Loan, maturing March 10, 2011			1,008,059
		Ceradyne, Inc.	Ba3	BB-
2,500,000		Term Loan, maturing August 18, 2011			2,534,375
		K&F Industries, Inc.	B2	B+
5,000,000		Term Loan, maturing November 16, 2012			5,078,125
		Northwest Airlines, Inc.	B1	B+
1,400,000		Term Loan, maturing November 23, 2010			1,433,834
		Standard Aero Holdings, Inc.	B2	B+
4,361,538		Term Loan, maturing August 20, 2012			4,426,961
		Transdigm, Inc.	B1	B+
1,985,025		Term Loan, maturing July 22, 2010			2,017,282
		United Air Lines, Inc.	Ba3	BB-
2,000,000		Debtor in Possession Term Loan, maturing June 30, 2005			2,023,750
		United Defense Industries, Inc.	Ba2	BB+
5,969,732		Term Loan, maturing August 13, 2009			6,043,112
					26,432,715
Automobile: 8.2%
		Affinia Group, Inc.	B2	BB-
2,000,000		Term Loan, maturing November 15, 2011			2,033,438
		Aftermarket Technology Corporation	Ba3	BB-
953,720		Term Loan, maturing February 08, 2008			960,754
1,311,439		Term Loan, maturing February 08, 2008			1,327,832
		CCC Information Services, Inc.	B1	B+
3,874,190		Term Loan, maturing August 20, 2010			3,922,617
		Collins & Aikman Products Company	B1	B+
1,174,622		Term Loan, maturing September 11, 2011			1,179,271
		Dayco Products, LLC	B1	BB-
4,486,250		Term Loan, maturing June 23, 2011			4,559,152
		Dura Operating Corporation	Ba3	BB-
3,128,000		Term Loan, maturing December 31, 2008			3,161,886
	(2)	Federal-Mogul Corporation	Ca	NR
3,975,500		Term Loan, maturing February 24, 2005			3,770,978
		Goodyear Tire & Rubber Company	B1	BB
5,500,000		Term Loan, maturing March 31, 2006			5,595,106
1,500,000		Term Loan, maturing March 31, 2006			1,522,500
		Grand Vehicle Works Holdings Corporation	B2	B+
2,992,500		Term Loan, maturing July 31, 2010			2,955,094
		HLI Operating Company, Inc.	Ba3	BB-
2,759,722		Term Loan, maturing June 03, 2009			2,789,044
		JL French Automotive Castings, Inc.
2,500,000		Term Loan, maturing July 31, 2011	B3	B	2,511,458
1,500,000		Term Loan, maturing July 31, 2012	Caa1	CCC+	1,455,000
		Key Automotive Group	B1	BB-
1,441,705		Term Loan, maturing June 29, 2010			1,462,430
628,959		Term Loan, maturing June 30, 2011			638,000

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2004 (unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Automobile: (continued)
	Keystone Automotive Industries, Inc.	B1	B+
$1,402,174	Term Loan, maturing October 30, 2009			$1,420,796
	Meridian Automotive Systems, Inc.	B2	B+
1,987,494	Term Loan, maturing April 28, 2010			1,858,929
	Metaldyne Company, LLC	B2	BB-
2,397,435	Term Loan, maturing December 31, 2009			2,394,738
	Plastech, Inc.	Ba3	BB-
1,958,621	Term Loan, maturing March 31, 2010			1,990,856
	RJ Tower Corporation	B1	B+
2,987,500	Term Loan, maturing May 21, 2009			2,954,638
	Safelite Glass Corporation	B3	B+
7,711,878	Term Loan, maturing September 30, 2007			6,747,894
12,403,267	Term Loan, maturing September 30, 2007			10,852,859
	Tenneco Automotive, Inc.	B1	B+
2,054,475	Term Loan, maturing December 12, 2010			2,093,853
	Transportation Technologies Industries, Inc.	B2	B
2,487,500	Term Loan, maturing March 14, 2009			2,508,228
	TRW Automotive Acquisitions Corporation	Ba2	BB+
1,600,000	Term Loan, maturing February 28, 2009			1,604,000
9,863,478	Term Loan, maturing February 28, 2011			9,957,181
	United Components, Inc.	B1	BB-
2,998,333	Term Loan, maturing June 30, 2010			3,036,751
				87,265,283
Banking: 0.3%
	Outsourcing Solutions, Inc.	NR	NR
3,426,801	Term Loan, maturing December 09, 2008			3,448,219
				3,448,219
Beverage, Food and Tobacco: 4.6%
	Birds Eye Foods, Inc.	B1	B+
6,532,306	Term Loan, maturing June 30, 2008			6,622,125
	Commonwealth Brands, Inc.	Ba3	BB-
5,036,417	Term Loan, maturing August 28, 2007			5,105,668
	Constellation Brands, Inc.	Ba1	BB
5,250,000	Term Loan, maturing November 30, 2008			5,279,122
	Del Monte Corporation	Ba3	BB-
3,179,861	Term Loan, maturing December 20, 2010			3,239,483
	Dr. Pepper Bottling Company Of Texas	B1	BB-
3,586,438	Term Loan, maturing December 19, 2010			3,650,883
	Golden State Foods Corporation	B1	B+
3,980,000	Term Loan, maturing February 28, 2011			4,047,163
	Keystone Foods Holdings, LLC	Ba3	B+
4,410,243	Term Loan, maturing June 16, 2011			4,459,858
	Michael Foods, Inc.	B1	B+
3,960,000	Term Loan, maturing November 21, 2010			4,024,968
	Pierre Foods, Inc.	B1	B+
4,737,500	Term Loan, maturing June 30, 2010			4,789,811
	Pinnacle Foods Corporation	B1	B+
2,985,000	Term Loan, maturing November 25, 2010			2,985,621

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2004 (unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Beverage, Food and Tobacco: (continued)
		Southern Wine & Spirits Of America, Inc.	Ba3	BB+
$2,944,982		Term Loan, maturing July 02, 2008			$2,984,094
		Swift & Company	Ba2	BB
1,142,087		Term Loan, maturing September 19, 2008			1,166,356
					48,355,152
Buildings and Real Estate: 7.0%
		Associated Materials, Inc.	Ba3	B+
1,400,000		Term Loan, maturing August 29, 2010			1,419,250
		Atrium Companies, Inc.	B1	B+
2,977,500		Term Loan, maturing December 10, 2008			3,019,682
		Builders Firstsource, Inc.	B1	B+
3,980,000		Term Loan, maturing February 25, 2010			4,014,825
		Building Materials Holding Corporation	Ba2	BB-
1,975,000		Term Loan, maturing August 21, 2010			1,989,813
		Contech Construction Products, Inc.	Ba3	BB-
1,500,000		Term Loan, maturing November 9, 2010			1,500,000
		Crescent Real Estate Equities, L.P.	B1	BB+
2,545,388		Term Loan, maturing January 12, 2006			2,570,842
		DMB Newco, LLC	NR	NR
6,514,344		Term Loan, maturing February 28, 2009			6,530,630
		GGPLP, LLC	Ba2	BB+
10,000,000		Term Loan, maturing November 10, 2007			9,984,720
17,000,000		Term Loan, maturing November 10, 2008			17,082,348
		Headwaters, Inc.	B1	B+
5,368,750		Term Loan, maturing April 30, 2011			5,444,809
		NCI Building Systems, Inc.	Ba2	BB
1,496,250		Term Loan, maturing September 15, 2008			1,514,953
		Nortek, Inc.	B1	B+
5,985,000		Term Loan, maturing August 27, 2011			6,094,723
		Ply Gem Industries, Inc.	B1	B+
321,429		Revolver, maturing February 12, 2009			314,599
746,250		Term Loan, maturing March 15, 2010			755,112
1,500,000		Term Loan, maturing February 12, 2011			1,517,813
4,228,750		Term Loan, maturing October 01, 2011			4,278,966
		St. Marys Cement, Inc.	B1	BB-
5,466,231		Term Loan, maturing December 04, 2009			5,531,142
		Werner Holdings Company, Inc.	B1	B
916,667		Term Loan, maturing June 11, 2009			896,042
					74,460,269
Cable Television: 17.2%
	(2)	Adelphia Communications Corporation	NR	BBB
2,956,684		Debtor in Possession Term Loan, maturing March 31, 2005			2,975,778
		Atlantic Broadband Finance, LLC	B2	B
2,000,000		Term Loan, maturing September 01, 2011			2,045,834
		Bragg Communications, Inc.	B1	NR
2,493,750		Term Loan, maturing August 31, 2011			2,526,480
		Bresnan Communications, LLC	B1	BB-
5,000,000		Term Loan, maturing December 31, 2007			5,073,440

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2004 (unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Cable Television: (continued)
		Cebridge Connections, Inc.	NR	NR
$1,492,500		Term Loan, maturing February 23, 2009			$1,496,698
4,477,500		Term Loan, maturing February 23, 2010			4,455,113
	(2)	Century Cable Holdings, LLC	Caa1	NR
1,230,000		Revolver, maturing March 31, 2009			1,213,856
19,357,940		Term Loan, maturing June 30, 2009			19,259,427
5,500,000		Term Loan, maturing December 31, 2009			5,467,919
		Charter Communications Operating, LLC	B2	B
7,000,000		Term Loan, maturing April 27, 2010			6,920,242
49,875,000		Term Loan, maturing April 27, 2011			49,817,095
	(2)	Hilton Head Communications, L.P.	Caa1	NR
7,000,000		Revolver, maturing September 30, 2007			6,872,250
8,500,000		Term Loan, maturing March 31, 2008			8,387,375
		Insight Midwest Holdings, LLC	Ba3	BB
1,820,000		Term Loan, maturing June 30, 2009			1,821,707
1,985,000		Term Loan, maturing December 31, 2009			2,019,462
16,376,250		Term Loan, maturing December 31, 2009			16,674,199
		Mediacom Communications Corporation	Ba3	BB-
15,960,000		Term Loan, maturing September 30, 2010			16,222,350
	(2)	Olympus Cable Holdings, LLC	B2	NR
5,000,000		Term Loan, maturing June 30, 2010			4,947,655
21,000,000		Term Loan, maturing September 30, 2010			20,835,948
		Persona Communication, Inc.	B2	B+
3,500,000		Term Loan, maturing August 01, 2011			3,532,813
					182,565,641
Cargo Transport: 3.2%
		Atlantic Express Transportation Corporation	B3	B
6,000,000		Floating Rate Note, maturing April 15, 2008			5,880,000
		Baker Tanks, Inc.	B1	B+
971,000		Term Loan, maturing January 30, 2011			985,262
		Gemini Leasing, Inc.	NR	NR
1,917,447		Term Loan, maturing December 31, 2011			1,246,341
		Helm Holding Corporation	B2	B+
3,500,000		Term Loan, maturing July 02, 2010			3,553,228
		Horizon Lines, LLC	B2	B+
2,493,750		Term Loan, maturing July 04, 2011			2,539,468
		Neoplan USA Corporation	NR	NR
1,867,500		Revolver, maturing June 30, 2006			1,867,500
5,387,690		Term Loan, maturing June 30, 2006			5,387,690
		Pacer International, Inc.	B1	BB-
1,847,059		Term Loan, maturing June 10, 2010			1,873,610
		Railamerica, Inc.	Ba3	BB
396,429		Term Loan, maturing September 29, 2011			402,623
3,353,571		Term Loan, maturing September 29, 2011			3,405,971
		Terex Corporation	B1	BB-
945,013		Term Loan, maturing July 03, 2009			957,220
1,312,266		Term Loan, maturing December 31, 2009			1,329,217

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2004 (unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Cargo Transport: (continued)
		Transport Industries, L.P.	B2	B+
$2,899,500		Term Loan, maturing June 13, 2010			$2,904,937
		United States Shipping, LLC	Ba3	BB-
1,923,077		Term Loan, maturing April 30, 2010			1,944,712
					34,277,779
Cellular: 8.1%
		Cellular South, Inc.	Ba3	B+
1,995,000		Term Loan, maturing May 04, 2011			2,033,653
		Centennial Cellular Operating Company	B2	B-
10,919,987		Term Loan, maturing February 09, 2011			11,055,309
		Independent Wireless One Corporation	Caa1	NR
4,304,714		Term Loan, maturing December 20, 2007			4,261,667
10,912,873		Term Loan, maturing June 20, 2008			10,803,744
		Nextel Finance Company	Ba1	BB+
28,787,475		Term Loan, maturing December 15, 2010			28,856,363
		Nextel Partners Operating Corporation	Ba3	B+
8,000,000		Term Loan, maturing May 31, 2011			8,141,664
		Rogers Wireless Communications, Inc.	Ba3	BB
2,500,000		Floating Rate Note, maturing December 15, 2010			2,587,500
		Rural Cellular Corporation	B2	B-
2,500,000		Floating Rate Note, maturing March 15, 2010			2,568,750
		Western Wireless Corporation	B2	B-
14,962,500		Term Loan, maturing May 31, 2011			15,229,685
					85,538,335
Chemicals, Plastics and Rubber: 8.9%
		Brenntag, AG	B1	BB-
4,000,000		Term Loan, maturing February 27, 2012			4,072,500
	(2)	GEO Specialty Chemicals, Inc.	NR	NR
48,246		Debtor in Possession Revolver, maturing December 31, 2004			48,246
1,740,101		Term Loan, maturing December 31, 2007			1,689,186
		Hercules, Inc.	Ba1	BB
9,278,375		Term Loan, maturing October 08, 2010			9,357,241
		Huntsman International, LLC	B1	B
18,500,000		Term Loan, maturing December 31, 2010			18,874,625
		Huntsman, LLC	B2	B
13,000,000		Term Loan, maturing March 31, 2010			13,246,454
		Innophos, Inc.	B1	B+
1,213,636		Term Loan, maturing August 13, 2010			1,234,875
		JohnsonDiversey, Inc.	Ba3	BB-
3,078,229		Term Loan, maturing November 03, 2009			3,134,502
		Kraton Polymers, LLC	B1	B+
1,463,411		Term Loan, maturing December 23, 2010			1,482,923
		Nalco Company	B1	BB-
14,982,417		Term Loan, maturing November 04, 2010			15,153,306
		Polypore, Inc.	B1	B
9,975,000		Term Loan, maturing November 12, 2011			10,124,625

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2004 (unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Chemicals, Plastics and Rubber: (continued)
		Rockwood Specialties Group, Inc.	B1	B+
$13,250,000		Term Loan, maturing July 30, 2012			$13,352,926
		Supresta, LLC	NR	B+
2,743,125		Term Loan, maturing June 21, 2011			2,791,130
					94,562,539
Containers, Packaging and Glass: 9.8%
		Appleton Papers, Inc.	Ba3	BB
1,496,250		Term Loan, maturing June 11, 2010			1,516,075
		Berry Plastics Corporation	B1	B+
3,479,134		Term Loan, maturing June 30, 2010			3,526,972
		Boise Cascade Corporation	Ba3	BB
12,089,041		Term Loan, maturing October 28, 2010			12,188,643
10,410,959		Term Loan, maturing October 29, 2011			10,598,575
		BWAY Corporation	B1	B+
1,433,333		Term Loan, maturing June 30, 2011			1,456,027
		Graham Packaging Company, L.P.
7,500,000		Term Loan, maturing October 07, 2011	B2	B	7,623,885
1,500,000		Term Loan, maturing March 15, 2012	B3	CCC+	1,540,688
		Graphic Packaging International, Inc.	B1	B+
9,536,368		Term Loan, maturing June 30, 2010			9,723,519
		Greif Bros. Corporation	Ba3	BB
642,675		Term Loan, maturing August 23, 2009			650,307
		Intertape Polymer Group, Inc.	Ba3	B+
2,750,000		Term Loan, maturing July 28, 2011			2,798,125
		Kerr Group, Inc.	B1	BB-
2,178,547		Term Loan, maturing August 13, 2010			2,202,376
		Koch Cellulose, LLC	B1	BB
1,782,357		Term Loan, maturing May 07, 2011			1,811,320
		Lincoln Paper and Tissue, LLC	NR	NR
117,581		Term Loan, maturing November 28, 2005			117,581
6,700,000		Term Loan, maturing May 01, 2009			6,700,000
1,800,000		Term Loan, maturing May 01, 2009			1,800,000
12,239,568	(3)	Term Loan, maturing August 28, 2009			2,921,418
		Owens-Illinois Group, Inc.	B1	BB-
3,571,429		Term Loan, maturing April 01, 2008			3,646,950
		Silgan Holdings, Inc.	Ba3	BB
5,164,380		Term Loan, maturing November 30, 2008			5,229,740
		Smurfit-Stone Container Corporation	Ba3	BB-
10,468,862		Term Loan, maturing November 01, 2011			10,648,141
3,221,188		Term Loan, maturing November 01, 2011			3,278,061
		Solo Cup, Inc.	B1	B+
9,428,750		Term Loan, maturing February 27, 2011			9,618,796
		U.S. Can Company	B2	B
4,487,500		Term Loan, maturing January 10, 2010			4,504,328
					104,101,527

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2004 (unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Data and Internet Services: 0.2%
	McLeodUSA, Inc.	Caa2	NR
$1,312,794	Term Loan, maturing May 30, 2008			$669,525
	Mitchell International, Inc.	B1	B+
1,466,250	Term Loan, maturing August 15, 2011			1,487,786
				2,157,311
Diversified/Conglomerate Manufacturing: 3.9%
	Axia, Inc.	B2	B
1,883,333	Term Loan, maturing November 30, 2010			1,911,583
	Cinram International, Inc.	Ba3	BB
4,000,000	Term Loan, maturing September 30, 2009			4,055,624
	Dresser Rand, Inc.	B1	B+
2,000,000	Term Loan, maturing October 01, 2010			2,034,000
	Dresser, Inc.	Ba3	BB-
2,866,154	Term Loan, maturing April 10, 2009			2,905,564
	Flowserve Corporation	Ba3	BB-
785,067	Term Loan, maturing June 30, 2006			790,792
2,726,400	Term Loan, maturing June 30, 2009			2,771,557
	Itron, Inc.	Ba3	BB-
889,392	Term Loan, maturing June 28, 2011			898,286
	Mueller Group, Inc.	B2	B+
9,449,541	Term Loan, maturing April 23, 2011			9,526,319
	Norcross Safety Products, LLC	B1	B+
942,788	Term Loan, maturing March 20, 2009			954,279
	RLC Industries Company	B1	BB+
2,347,846	Term Loan, maturing February 26, 2010			2,362,520
	Roper Industries, Inc.	Ba2	BB+
3,224,375	Term Loan, maturing December 29, 2008			3,235,460
	Sensus Metering Systems, Inc.	B2	B+
1,713,043	Term Loan, maturing December 17, 2010			1,728,388
256,957	Term Loan, maturing December 17, 2010			259,259
	SPX Corporation	Ba2	BBB-
8,423,508	Term Loan, maturing September 30, 2009			8,479,314
				41,912,945
Diversified/Conglomerate Service: 2.1%
	Amerco, Inc.	NR	BB
12,934,726	Term Loan, maturing February 27, 2009			13,217,673
	Brand Services, Inc.	B1	B
3,165,435	Term Loan, maturing October 16, 2009			3,193,133
	Iron Mountain, Inc.	B2	BB-
4,000,000	Term Loan, maturing April 02, 2011			4,033,332
2,280,520	Term Loan, maturing April 02, 2011			2,297,624
				22,741,762
Ecological: 2.2%
	Allied Waste North America, Inc.	B1	BB
16,700	Revolver, maturing June 30, 2010			16,417
12,860,457	Term Loan, maturing January 15, 2010			13,052,219
1,967,902	Term Loan, maturing January 15, 2010			1,997,694

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2004 (unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Ecological: (continued)
		Envirosolutions, Inc.	NR	NR
$3,559,091		Term Loan, maturing March 01, 2009			$3,559,091
1,163,636		Term Loan, maturing March 01, 2009			1,163,636
		Great Lakes Dredge & Dock Corporation	B2	B-
1,917,081		Term Loan, maturing December 22, 2010			1,917,081
		IESI Corporation	B1	B+
169,375		Revolver, maturing September 30, 2008			169,163
990,000		Term Loan, maturing September 30, 2010			1,000,210
					22,875,511
Electronics: 1.0%
		Acterna, LLC	NR	NR
645,669		Term Loan, maturing October 14, 2008			555,275
		Decision One Corporation	B3	CCC
10,541,011	(3)	Term Loan, maturing April 18, 2005			5,428,621
		Invensys International Holdings, Ltd.	Ba3	B+
1,977,157		Term Loan, maturing September 05, 2009			2,005,579
		Knowles Electronics, Inc.	B3	B-
2,074,883		Term Loan, maturing June 29, 2007			2,090,445
		Worldspan, L.P.	B1	BB-
467,901		Term Loan, maturing June 30, 2007			469,071
					10,548,991
Farming and Agriculture: 2.0%
		AGCO Corporation	Ba1	BB+
4,603,333		Term Loan, maturing January 31, 2006			4,688,209
		United Industries Corporation	B1	B+
153,846		Revolver, maturing April 30, 2010			151,538
9,957,544		Term Loan, maturing April 29, 2011			10,125,578
		Vicar Operating, Inc.	Ba3	BB-
5,882,159		Term Loan, maturing June 30, 2009			5,959,362
					20,924,687
Finance: 1.0%
		Refco Finance Holdings, LLC	B1	BB-
5,000,000		Term Loan, maturing August 05, 2011			5,060,625
		Rent-A-Center, Inc.	Ba2	BB+
5,985,000		Term Loan, maturing June 30, 2010			6,065,798
					11,126,423
Gaming: 5.7%
		Alliance Gaming Corporation	Ba3	BB-
7,257,303		Term Loan, maturing September 04, 2009			7,329,876
		Ameristar Casinos, Inc.	Ba3	BB-
2,358,055		Term Loan, maturing December 20, 2006			2,395,390
		Argosy Gaming Company	Ba2	BB
2,000,000		Term Loan, maturing July 31, 2008			2,014,376
		Boyd Gaming Corporation	Ba2	BB
6,483,750		Term Loan, maturing June 30, 2011			6,580,196
		Global Cash Access, LLC	B2	B+
2,925,000		Term Loan, maturing March 10, 2010			2,981,672
		Green Valley Ranch Gaming, LLC	B1	B+
350,000		Revolver, maturing December 23, 2008			349,125

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2004 (unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Gaming: (continued)
$1,985,000	Term Loan, maturing December 24, 2010			$2,014,775
	Isle of Capri Casinos, Inc.	Ba2	BB-
2,152,373	Term Loan, maturing April 26, 2008			2,180,623
	Marina District Finance Company, Inc.	NR	NR
2,000,000	Term Loan, maturing October 20, 2011			2,016,666
	Opbiz, LLC	NR	NR
14,228,479	Term Loan, maturing September 01, 2010			13,766,053
33,068	Term Loan, maturing September 01, 2010			31,993
	Penn National Gaming, Inc.	Ba3	BB-
1,869,854	Term Loan, maturing September 01, 2007			1,879,203
	Pinnacle Entertainment, Inc.	B1	B+
1,500,000	Term Loan, maturing August 27, 2010			1,522,500
	Ruffin Gaming, LLC	NR	NR
4,000,000	Term Loan, maturing July 14, 2007			4,055,000
	United Auburn Indian Community	Ba3	BB+
2,845,560	Term Loan, maturing January 24, 2009			2,859,788
	Venetian Casino Resorts, LLC	B1	B+
8,636,364	Term Loan, maturing June 15, 2011			8,796,499
				60,773,735
Grocery: 0.3%
	Giant Eagle, Inc.	Ba2	BB+
1,036,297	Term Loan, maturing August 06, 2009			1,050,331
1,894,074	Term Loan, maturing August 06, 2009			1,919,724
				2,970,055
Healthcare, Education and Childcare: 12.5%
	Accredo Health, Inc.	Ba2	BB
6,481,250	Term Loan, maturing March 31, 2009			6,550,113
	Advanced Medical Optics, Inc.	B1	BB-
3,476,288	Term Loan, maturing June 25, 2009			3,532,778
	AI Asset Acquisition Company, LLC	B1	B
750,000	Term Loan, maturing November 30, 2010			754,688
	AI Asset Acquisition Company, LLC	B3	CCC+
500,000	Term Loan, maturing May 31, 2011			507,500
	Ardent Health Services, Inc.	B1	B+
5,000,000	Term Loan, maturing August 12, 2011			5,018,750
	Block Vision Holdings Corporation	NR	NR
26,956	Revolver, maturing December 31, 2005			-
	Community Health Systems, Inc.	Ba3	BB-
18,420,900	Term Loan, maturing August 19, 2011			18,600,799
	Concentra Operating Corporation	B1	B+
1,492,509	New Term Loan, maturing June 30, 2010			1,509,922
	Cooper Companies	Ba3	BB
2,000,000	Term Loan, maturing November 15, 2011			2,029,376
	Davita, Inc.	Ba2	BB
3,437,500	Term Loan, maturing March 31, 2007			3,471,875
12,354,392	Term Loan, maturing March 31, 2009			12,529,095
3,000,000	Term Loan, maturing June 30, 2010			3,036,162
	dj Orthopedics, LLC	Ba3	BB-
962,500	Term Loan, maturing May 15, 2009			972,727

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2004 (unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
	Encore Medical IHC, Inc.	B1	B
$2,000,000	Term Loan, maturing October 04, 2010			$2,036,250
	Express Scripts, Inc.	Ba1	BBB
2,985,000	Term Loan, maturing February 13, 2010			3,013,605
	Fisher Scientific International, Inc.	Ba2	BBB
2,493,750	Term Loan, maturing August 02, 2011			2,519,468
	Fresenius Medical Care Holdings, Inc.	Ba1	BB+
9,181,362	Term Loan, maturing February 21, 2010			9,235,881
	Iasis Healthcare Corporation	B1	B+
8,977,500	Term Loan, maturing June 30, 2011			9,118,707
	Insight Health Services Corporation	B1	B
597,614	Term Loan, maturing October 17, 2008			596,120
137,911	Term Loan, maturing October 17, 2008			137,566
68,955	Term Loan, maturing October 17, 2008			68,783
3,624,296	Term Loan, maturing October 17, 2008			3,656,009
	Kinetic Concepts, Inc.	B1	BB-
6,556,196	Term Loan, maturing August 11, 2010			6,653,175
	Leiner Health Products Group, Inc.	B1	B
4,488,750	Term Loan, maturing May 27, 2011			4,567,303
	Magellan Health Services, Inc.	B1	B+
1,479,167	Term Loan, maturing August 15, 2008			1,497,657
	Medical Device Manufacturing, Inc.	B2	B+
1,745,625	Term Loan, maturing June 30, 2010			1,769,627
	Pacificare Health Systems, Inc.	Ba2	BBB-
987,500	Term Loan, maturing June 03, 2008			990,381
	Skilled Healthcare Group, Inc.	B1	B
3,990,000	Term Loan, maturing July 31, 2010			4,034,888
	Sola International, Inc.	Ba3	BB-
1,950,000	Term Loan, maturing December 11, 2009			1,976,813
	Sterigenics International, Inc.	B2	B+
4,488,750	Term Loan, maturing June 14, 2011			4,544,859
	Sybron Dental Management, Inc.	Ba2	BB+
625,107	Term Loan, maturing June 06, 2009			629,307
	Triad Hospitals, Inc.	Ba3	BB
1,480,536	Term Loan, maturing September 30, 2008			1,503,080
	Vanguard Health Systems, Inc.	B2	B
10,500,000	Term Loan, maturing September 23, 2011			10,686,375
	VWR International, Inc.	B1	BB-
5,034,334	Term Loan, maturing April 07, 2011			5,132,504
				132,882,143
Home and Office Furnishings: 3.6%
	Buhrmann U.S., Inc.	Ba3	BB-
3,975,038	Term Loan, maturing December 31, 2010			4,030,939
	Global Imaging Systems, Inc.	Ba3	BB-
2,496,250	Term Loan, maturing May 10, 2010			2,532,915
	Hillman Group, Inc.	B2	B
2,985,000	Term Loan, maturing March 30, 2011			3,016,716
	Holmes Group, Inc.	B1	B
3,987,500	Term Loan, maturing November 08, 2010			3,997,469

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2004 (unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Home and Office Furnishings: (continued)
	Identity Group, Inc.	NR	NR
$3,869,203	Term Loan, maturing April 30, 2006			$2,631,058
	Maax Corporation	B1	B+
3,990,000	Term Loan, maturing June 04, 2011			4,029,900
	Sealy Mattress Company	B2	B+
7,553,571	Term Loan, maturing April 06, 2012			7,679,466
	Simmons Company	B2	B+
8,323,704	Term Loan, maturing December 19, 2011			8,434,684
	Xerox Corporation	Ba1	BB-
2,000,000	Term Loan, maturing September 30, 2008			2,016,250
				38,369,397
Insurance: 1.4%
	Conseco, Inc.	B2	BB-
14,962,500	Term Loan, maturing June 22, 2010			15,280,453
				15,280,453
Leisure, Amusement, Entertainment: 8.7%
	AMF Bowling Worldwide, Inc.	B1	B
2,183,714	Term Loan, maturing August 27, 2009			2,206,916
	Cinemark USA, Inc.	Ba3	BB-
1,492,500	Term Loan, maturing March 31, 2011			1,514,265
	Fitness Holdings Worldwide, Inc.	B1	B
4,962,500	Term Loan, maturing July 01, 2009			5,027,633
	Hollywood Theaters, Inc.	B2	B
2,743,125	Term Loan, maturing July 31, 2009			2,785,986
	Kerasotes Theatres, Inc.	B1	B
6,000,000	Term Loan, maturing October 31, 2011			6,097,500
	Lodgenet Entertainment Corporation	B1	B+
3,716,865	Term Loan, maturing August 29, 2008			3,740,095
	Loews Cineplex Entertainment Corporation	B1	B
7,500,000	Term Loan, maturing July 31, 2011			7,608,398
	Metro-Goldwyn-Mayer Studios, Inc.	Ba3	B+
19,000,000	Term Loan, maturing April 30, 2011			19,087,875
	Pure Fishing, Inc.	B1	BB-
2,985,000	Term Loan, maturing September 30, 2010			3,033,506
	Regal Cinemas, Inc.	Ba3	BB-
13,506,821	Term Loan, maturing November 10, 2010			13,662,149
	Riddell Bell Holding, Inc.	B1	BB-
1,500,000	Term Loan, maturing September 28, 2011			1,522,812
	Six Flags Theme Parks, Inc.	B1	B-
5,944,970	Term Loan, maturing June 30, 2009			6,011,851
	Universal City Development Partners, L.P.	B1	B+
4,990,166	Term Loan, maturing June 30, 2007			5,008,879
	WMG Acquisition Corporation	B1	B+
14,887,500	Term Loan, maturing February 28, 2011			15,143,386
				92,451,251
Lodging: 1.4%
	Boca Resorts Hotel Corporation	NR	NR
7,000,000	Term Loan, maturing July 22, 2009			7,000,000

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2004 (unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Lodging: (continued)
		Wyndham International, Inc.	NR	NR
$8,295,070		Term loan, maturing June 30, 2006			$8,361,605
					15,361,605
Machinery: 3.7%
		Alliance Laundry Holdings, LLC	B1	B
2,869,412		Term Loan, maturing August 02, 2007			2,880,172
	(2)	Anthony Crane Rental, L.P.	Caa2	CC
4,757,427	(3)	Term Loan, maturing July 20, 2006			4,004,169
		Blount, Inc.	B2	B+
1,995,000		Term Loan, maturing August 09, 2010			2,028,251
		Bucyrus International, Inc.	Ba3	BB-
2,468,750		Term Loan, maturing July 28, 2010			2,511,953
		Enersys, Inc.	Ba3	BB
4,265,931		Term Loan, maturing March 17, 2011			4,329,920
		Juno Lighting, Inc.	B1	B+
2,219,697		Term Loan, maturing November 21, 2010			2,251,605
		National Waterworks, Inc.	B1	B+
2,801,020		Term Loan, maturing November 22, 2009			2,833,700
		Rexnord Corporation	B1	B+
6,066,666		Term Loan, maturing November 25, 2009			6,127,333
		United Rentals (North America), Inc.	Ba3	BB
10,281,666		Term Loan, maturing February 14, 2011			10,423,039
		Vutek, Inc.	B1	B+
1,975,000		Term Loan, maturing June 25, 2010			1,952,469
					39,342,611
Mining, Steel, Iron and Nonprecious Metals: 0.5%
		Foundation Coal Corporation	Ba3	BB-
3,750,000		Term Loan, maturing July 30, 2011			3,810,469
		International Coal Group, LLC	B2	B-
1,500,000		Term Loan, maturing October 01, 2010			1,524,375
					5,334,844
Oil and Gas: 3.0%
		El Paso Corporation	B3	B-
7,500,000		Term Loan, maturing November 23, 2009			7,563,870
		Getty Petroleum Marketing, Inc.	B1	BB-
5,900,000		Term Loan, maturing May 19, 2010			6,014,313
		La Grange Acquisition, L.P.	NR	NR
5,500,000		Term Loan, maturing January 18, 2008			5,591,097
		Lyondell-Citgo Refining, L.P.	Ba3	BB
1,995,000		Term Loan, maturing May 21, 2007			2,009,963
		Semcrude, L.P.	B1	NR
2,625,000		Term Loan, maturing August 27, 2010			2,657,813
		Vulcan Energy Corporation	B1	BB
3,921,429		Term Loan, maturing July 23, 2010			3,976,576
		Williams Production RMT Company	B2	BB
3,961,325		Term Loan, maturing May 30, 2008			4,027,348
					31,840,980

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2004 (unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Other Broadcasting and Entertainment: 5.2%
		Alliance Atlantis Communications, Inc.	Ba2	BB
$2,500,000		Term Loan, maturing November 30, 2011			$2,534,375
		DirecTV Holdings, LLC	Ba2	BB
7,020,306		Term Loan, maturing March 06, 2010			7,131,753
		Echostar DBS Corporation	Ba3	BB-
12,000,000		Floating Rate Note, maturing October 01, 2008			12,450,000
		Level 3 Communications, Inc.	B3	CCC
3,750,000		Term Loan, maturing November 30, 2011			3,866,018
		Liberty Media Corporation	Baa3	BBB-
15,000,000		Floating Rate Note, maturing September 17, 2006			15,193,650
		Rainbow National Services, LLC	B1	B+
10,000,000		Term Loan, maturing March 31, 2012			10,170,830
		YankeeNets, LLC	NR	NR
2,742,857		Term Loan, maturing June 25, 2007			2,790,857
		Yankees Holdings, L.P.	NR	NR
1,257,143		Term Loan, maturing June 25, 2007			1,279,143
					55,416,626
Other Telecommunications: 7.8%
		Cincinnati Bell, Inc.	B1	B+
8,535,685		Term Loan, maturing June 30, 2008			8,634,912
		Consolidated Communications, Inc.	B1	B+
3,404,372		Term Loan, maturing April 14, 2010			3,412,883
3,481,667		Term Loan, maturing October 14, 2011			3,540,420
		D&E Communications, Inc.	Ba3	BB-
2,977,342		Term Loan, maturing December 31, 2011			2,995,950
		GCI Holdings, Inc.	Ba2	BB+
2,087,144		Term Loan, maturing October 31, 2007			2,105,407
		Intera Group, Inc.	NR	NR
2,591,325	(3)	Term Loan, maturing December 31, 2005			1,177,535
1,051,830	(3)	Term Loan, maturing December 31, 2005			-
2,062,656	(3)	Term Loan, maturing December 31, 2005			-
		Iowa Telecommunications Services, Inc.	Ba3	BB-
5,250,000		Term Loan, maturing November 30, 2011			5,300,311
		Panamsat Corporation	B1	BB+
11,909,639		Term Loan, maturing August 20, 2011			12,006,405
		Qwest Communications International, Inc.	B3	CCC+
15,000,000		Floating Rate Note, maturing February 15, 2009			14,962,500
		Qwest Corporation	B2	BB-
2,000,000		Term Loan, maturing June 30, 2007			2,087,916
		Time Warner Telecom Holdings, Inc.	B1	B
3,000,000		Floating Rate Note, maturing February 15, 2011			2,955,042
		Triton PCS, Inc.	B2	BB+
3,000,000		Term Loan, maturing November 18, 2009			3,036,876
		USA Mobility, Inc.	Ba3	NR
1,500,000		Term Loan, maturing November 10, 2006			1,515,000

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2004 (unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Other Telecommunications: (continued)
		Valor Telecommunications, LLC
$12,000,000		Term Loan, maturing November 10, 2011	B2	B+	$12,150,000
4,000,000		Term Loan, maturing November 16, 2011	B3	B-	4,051,252
		Wiltel Communications, LLC
1,750,000		Term Loan, maturing October 01, 2009	B2	B-	1,751,642
750,000		Term Loan, maturing January 01, 2010	Caa1	CCC+	750,938
					82,434,989
Personal and Nondurable Consumer Products: 3.2%
		Amscan Holdings, Inc.	B1	B+
2,992,500		Term Loan, maturing April 30, 2012			3,022,425
		Church & Dwight Company, Inc.	Ba2	BB
6,483,750		Term Loan, maturing May 30, 2011			6,566,826
		Jarden Corporation	Ba3	B+
1,330,000		Term Loan, maturing April 24, 2008			1,332,494
1,980,000		Term Loan, maturing April 24, 2008			1,983,713
		Norwood Promotional Products, Inc.	NR	NR
12,734,461		Term Loan, maturing August 16, 2009			12,225,083
		Norwood Promotional Products Holdings, Inc.	NR	NR
7,300,828	(3)	Term Loan, maturing August 16, 2011			3,431,389
		Prestige Brands Holdings, Inc.	B1	B
1,980,025		Term Loan, maturing April 06, 2011			2,010,551
		Rayovac Corporation	B1	B+
3,607,729		Term Loan, maturing September 30, 2009			3,666,355
					34,238,835
Personal, Food and Miscellaneous: 3.0%
		AFC Enterprises, Inc.	B1	B
1,137,760		Term Loan, maturing May 23, 2009			1,151,982
		Alderwoods Group, Inc.	B1	BB-
2,651,077		Term Loan, maturing August 19, 2010			2,679,245
		Allied Security Holdings, LLC	B2	B+
2,000,000		Term Loan, maturing June 30, 2010			2,025,000
		Coinmach Corporation	B2	B
4,875,000		Term Loan, maturing July 25, 2009			4,934,417
		Coinstar, Inc.	Ba3	BB-
3,241,875		Term Loan, maturing July 07, 2011			3,298,608
		Culligan International Company	B1	B+
2,500,000		Term Loan, maturing September 30, 2011			2,546,355
		Domino's, Inc.	Ba3	B+
7,819,237		Term Loan, maturing June 25, 2010			7,885,216
		Jack in the Box, Inc.	Ba2	BB
5,466,231		Term Loan, maturing January 09, 2010			5,549,935
		N.E.W. Customer Services Companies, Inc.	B1	B+
1,666,667		Term Loan, maturing August 01, 2009			1,679,167
					31,749,925

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2004 (unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Printing and Publishing: 14.4%
	Adams Outdoor Advertising, L.P.	B1	B+
$4,987,500	Term Loan, maturing October 15, 2011			$5,060,233
	Advertising Directory Solutions, Inc.
6,000,000	Term Loan, maturing November 09, 2011	B1	BB-	6,055,626
2,000,000	Term Loan, maturing May 09, 2012	B3	B-	2,044,250
	American Achievement Corporation	B1	B+
992,500	Term Loan, maturing March 25, 2011			1,007,388
	American Media Operations, Inc.	Ba3	B+
3,671,782	Term Loan, maturing April 01, 2007			3,730,303
	American Reprographics Company	B1	BB
2,376,250	Term Loan, maturing June 18, 2009			2,420,805
	American Reprographics Company	B3	B
925,471	Term Loan, maturing December 18, 2009			999,509
	Canwest Media, Inc.	Ba3	B+
7,492,816	Term Loan, maturing August 15, 2009			7,595,842
	Dex Media East, LLC	Ba2	BB-
6,876,394	Term Loan, maturing November 08, 2008			6,956,332
3,916,606	Term Loan, maturing May 08, 2009			3,965,564
	Dex Media West, LLC	Ba2	BB-
3,671,701	Term Loan, maturing September 09, 2009			3,706,505
18,703,766	Term Loan, maturing March 09, 2010			18,898,603
	Freedom Communications, Inc.	Ba3	BB
12,000,000	Term Loan, maturing May 18, 2012			12,210,000
	Jostens, Inc.	B1	B+
7,000,000	Term Loan, maturing October 04, 2011			7,067,501
	Journal Register Company	Ba2	BB+
5,368,811	Term Loan, maturing August 12, 2012			5,404,047
	Lamar Media Corporation	Ba2	BB-
12,370,370	Term Loan, maturing June 30, 2010			12,503,735
	MC Communications, LLC	B2	B
3,500,000	Term Loan, maturing December 31, 2010			3,508,750
	Merrill Communications, LLC	B1	B
2,154,500	Term Loan, maturing July 30, 2009			2,180,759
840,939	Term Loan, maturing July 30, 2009			853,322
	Newspaper Holdings, Inc.	NR	NR
2,500,000	Term Loan, maturing August 24, 2011			2,499,220
	Primedia, Inc.	B3	B
1,945,375	Revolver, maturing June 30, 2008			1,869,992
7,117,339	Term Loan, maturing June 30, 2009			6,960,758
1,500,000	Term Loan, maturing December 31, 2009			1,504,376
	R.H. Donnelley, Inc.	Ba3	BB
13,466,250	Term Loan, maturing June 30, 2011			13,616,978
	Reader's Digest Associations, Inc.	Ba1	BB
1,990,000	Term Loan, maturing May 20, 2008			2,017,673
	Transwestern Publishing Company
5,980,000	Term Loan, maturing February 25, 2011	B1	B+	6,057,555
3,980,003	Term Loan, maturing February 25, 2012	B3	B-	4,044,057

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2004 (unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Printing and Publishing: (continued)
	Ziff Davis Media, Inc.	B3	CCC
$8,751,856	Term Loan, maturing March 31, 2007			$8,715,387
				153,455,070
Radio and TV Broadcasting: 7.5%
	Block Communications, Inc.	Ba2	BB-
2,789,884	Term Loan, maturing November 15, 2009			2,810,808
	Cumulus Media, Inc.	Ba3	B+
1,925,000	Term Loan, maturing March 28, 2009			1,943,649
3,491,250	Term Loan, maturing March 28, 2010			3,547,257
	Emmis Operating Company	Ba2	B+
10,000,000	Term Loan, maturing November 10, 2011			10,116,880
	Entravision Communications Corporation	B1	B+
750,000	Term Loan, maturing February 24, 2012			759,375
2,500,000	Term Loan, maturing February 24, 2012			2,531,250
	Gray Television, Inc.	Ba2	B+
6,000,000	Term Loan, maturing June 30, 2011			6,082,500
	LIN Television Corporation	Ba1	BB
1,960,000	Term Loan, maturing December 31, 2007			1,984,908
	Mission Broadcasting, Inc.	Ba3	B+
3,064,660	Term Loan, maturing December 31, 2010			3,079,983
	NEP Supershooters, L.P.	B1	B
3,000,000	Term Loan, maturing November 30, 2010			3,054,375
	Nexstar Broadcasting, Inc.	Ba3	B+
2,173,466	Term Loan, maturing December 31, 2010			2,184,333
	Paxson Communications Corporation	B1	B
18,000,000	Floating Rate Note, maturing January 15, 2010			18,090,000
	Raycom Media, Inc.	NR	NR
4,750,000	Term Loan, maturing March 31, 2012			4,809,375
	Sinclair Broadcast Group, Inc.	Ba2	BB
3,000,000	Term Loan, maturing June 30, 2009			3,020,625
5,000,000	Term Loan, maturing December 31, 2009			5,054,165
	Spanish Broadcasting System, Inc.	B1	B+
1,985,000	Term Loan, maturing October 30, 2009			2,014,775
	Susquehanna Media Company	Ba2	BB-
7,000,000	Term Loan, maturing March 31, 2012			7,094,066
	Televicentro of Puerto Rico, LLC	Ba1	BB
1,840,000	Term Loan, maturing December 31, 2007			1,863,383
				80,041,707
Retail Stores: 5.9%
	Advance Stores Company, Inc.	Ba2	BB+
4,334,004	Term Loan, maturing September 30, 2010			4,392,244
	Alimentation Couche-Tard, Inc.	Ba2	BB
1,215,306	Term Loan, maturing December 17, 2010			1,230,497
	Baker & Taylor, Inc.	B1	B
1,102,500	Revolver, maturing May 06, 2009			1,091,475
1,000,000	Term Loan, maturing May 06, 2011			1,000,000
	Blockbuster Entertainment Corporation	Ba2	BB
15,000,000	Term Loan, maturing August 19, 2011			14,974,215

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2004 (unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Retail Stores: (continued)
		CH Operating, LLC	B2	B+
$1,599,365		Term Loan, maturing June 21, 2007			$1,595,367
		CSK Automotive, Inc.	Ba3	B+
2,492,500		Term Loan, maturing June 19, 2009			2,522,098
		Harbor Freight Tools USA, Inc.	B1	B+
5,000,000		Term Loan, maturing June 24, 2010			5,029,165
		Jean Coutu Group, Inc.	B1	BB
9,975,000		Term Loan, maturing July 30, 2011			10,122,298
		Nebraska Book Company, Inc.	B2	B
2,487,500		Term Loan, maturing March 04, 2011			2,523,258
		Oriental Trading Company, Inc.	B1	B+
2,828,415		Term Loan, maturing August 06, 2010			2,871,430
		Oriental Trading Company, Inc.	B2	B-
1,000,000		Term Loan, maturing January 08, 2011			1,020,625
		Pantry, Inc.	B1	B+
8,269,565		Term Loan, maturing March 12, 2011			8,401,365
		Petco Animal Supplies, Inc.	Ba3	BB
2,075,129		Term Loan, maturing October 26, 2008			2,101,718
		Rite Aid Corporation	NR	NR
1,995,000		Term Loan, maturing August 31, 2009			2,016,821
		Travelcenters Of America, Inc.	Ba3	BB
2,181,560		Term Loan, maturing November 14, 2008			2,192,468
					63,085,044
Telecommunications Equipment: 2.9%
		AAT Communications Corporation	B1	B-
3,500,000		Term Loan, maturing January 16, 2012			3,548,125
		American Tower, L.P.	B1	B
9,975,000		Term Loan, maturing August 31, 2011			10,116,056
		SBA Senior Finance, Inc.	B2	CCC+
7,231,875		Term Loan, maturing October 31, 2008			7,310,977
		Spectrasite Communications, Inc.	Ba3	BB-
10,000,000		Term Loan, maturing May 12, 2010			10,095,830
					31,070,988
Textiles and Leather: 0.7%
	(2)	Galey & Lord, Inc.	NR	NR
2,635,958	(3)	Term Loan, maturing September 05, 2009			720,951
		Malden Mills Industries, Inc.	NR	NR
2,573,615	(3)	Term Loan, maturing October 01, 2008			867,308
735,319	(3)	Term Loan, maturing October 01, 2008			-
		Polymer Group, Inc.	B2	B+
2,822,500		Term Loan, maturing April 27, 2010			2,856,604
		William Carter Company	Ba3	BB+
1,508,347		Term Loan, maturing September 30, 2008			1,530,972
					5,975,835
Utilities: 5.7%
		Allegheny Energy Supply Company	B1	B+
17,000,000		Term Loan, maturing March 08, 2011			17,318,750
		Astoria Energy, LLC	Ba3	B+
14,500,000		Term Loan, maturing April 15, 2012			14,753,750

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2004 (unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Utilities: (continued)
	Calpine Construction Finance Company, L.P.	NR	B+
$1,980,000	Term Loan, maturing August 26, 2009			$2,136,420
	Calpine Corporation	B2	B
3,942,588	Term Loan, maturing July 16, 2007			3,439,202
	Calpine Generating Company, LLC	B1	B+
2,500,000	Term Loan, maturing March 23, 2009			2,552,138
	Centerpoint Energy, Inc.	Ba1	BBB
3,462,162	Term Loan, maturing October 07, 2006			3,478,393
	Coleto Creek WLE, L.P.
997,500	Term Loan, maturing June 30, 2011	Ba2	BB	1,015,164
1,000,000	Term Loan, maturing June 30, 2012	Ba3	BB-	1,016,875
	Dynegy Holdings, Inc.	B2	BB-
2,992,500	Term Loan, maturing May 27, 2010			3,058,898
	Northwestern Corporation	Ba1	BB
1,000,000	Term Loan, maturing November 01, 2011			1,013,750
	Pike Electric, Inc.	Ba3	BB
4,190,534	Term Loan, maturing July 01, 2012			4,235,180
	Riverside Energy Center, LLC	Ba3	BB-
276,115	Term Loan, maturing June 24, 2010			278,876
2,602,945	Term Loan, maturing June 24, 2011			2,628,974
3,620,937	Term Loan, maturing June 24, 2011			3,657,146
				60,583,516
	Total Senior Loans (Cost $1,893,845,309)			1,905,954,698
Other Corporate Debt: 0.9%
Finance: 0.7%
	Value Asset Management, Inc.	B3	B
7,424,894	Senior Subordinated Bridge Note, maturing August 31, 2005			7,276,396
				7,276,396
Healthcare, Education and Childcare: 0.0%
	Block Vision Holdings Corporation	NR	NR
13,365	Junior Term Loan, maturing July 30, 2007			-
				-
Home and Office Furnishings: 0.2%
	MP Holdings, Inc.	NR	NR
45,229	Subordinated Note, maturing March 14, 2007			42,968
	Sealy Mattress Company	B2	B+
2,000,000	Unsecured Term Loan, maturing April 05, 2013			2,070,000
				2,112,968
	Total Other Corporate Debt (Cost $9,466,603)			9,389,364

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2004 (unaudited) (continued)

Equities and Other Assets: 2.4%		Description	Value
(@), (R)		Acterna, LLC (85,722 Common Shares)	$1,090,731
(@), (R)		Acterna, Inc. - Contingent Right	-
(1), (@), (R)		Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	186,961
(@), (R)		AM Cosmetics Corporation (Liquidation Interest)	50
(@), (R)		Block Vision Holdings Corporation (571 Common Shares)	-
(2), (@), (R)		Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	6,728,959
(@), (R)		Cedar Chemical (Liquidation Interest)	-
(@), (R)		Covenant Care, Inc. (Warrants for 19,000 Common Shares, Expires January 13, 2005)	-
(@), (R)		Covenant Care, Inc. (Warrants for 26,901 Common Shares, Expires March 31, 2013)	-
(@), (R)		Decision One Corporation (350,065 Common Shares)	-
(2), (@), (R)		Electro Mechanical Solutions (Residual Interest in Bankruptcy Estate)	1,112
(@), (R)		Enginen Realty (857 Common Shares)	-
(@), (R)		Enterprise Profit Solutions (Liquidation Interest)	-
(4), (@), (R)		Euro United Corporation (Residual Interest in Bankruptcy Estate)	2,335,366
(2), (@), (R)		Exide Technologies (Warrants for 16,501 Common Shares, Expires March 16, 2006)	165
(@), (R)		Galey & Lord, Inc. (203,345 Common Shares)	-
(@), (R)		Gate Gourmet Borrower, LLC (Warrants for 101 Common Shares)	-
(@), (R)		Gemini Leasing, Inc. (143,079 common shares)	-
(2), (@), (R)		Grand Union Company (Residual Interest in Bankruptcy Estate)	54,523
(@)		Hayes Lemmerz International, Inc. (73,835 Common Shares)	562,623
(@)		Hayes Lemmerz International, Inc. (246 Preferred Shares)	1,875
(@), (R)		Holmes Group, Inc. (2,303 Common Shares)	22,731
(2	), (@), (R)	Humphreys, Inc. (Residual Interest in Bankruptcy Estate)	-
(2	), (@), (R)	Imperial Home Décor Group, Inc. (300,141 Common Shares)	1
(2	), (@), (R)	Imperial Home Décor Group, Inc. (Liquidation Interest)	-
(2	), (@), (R)	Insilco Technologies (Residual Interest in Bankruptcy Estate)	20,586
(@), (R)		Intera Group, Inc. (864 Common Shares)	-
(2	), (@), (R)	IT Group, Inc. (Residual Interest in Bankruptcy Estate)	87,001
(2	), (@), (R)	Kevco, Inc. (Residual Interest in Bankruptcy Estate)	147,443
(2), (@), (R)		Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	-
(@), (R)		Malden Mills Industries, Inc. (436,865 Common Shares)	-
(@), (R)		Malden Mills Industries, Inc. (1,427,661 Preferred Shares)	-
(@), (R)		Morris Material Handling, Inc. (481,373 Common Shares)	1,078,276
(@), (R)		MP Holdings, Inc. (590 Common Shares)	6
(@), (R)		Murray's Discount Auto Stores, Inc. (Escrow Interest)	40,136

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2004 (unaudited) (continued)

		Description		Value
(@), (R)		Neoplan USA Corporation (17,348 Common Shares)		$-
(@), (R)		Neoplan USA Corporation (1,814,180 Series B Preferred Shares)		-
(@), (R)		Neoplan USA Corporation (1,084,000 Series C Preferred Shares)		205,960
(@), (R)		Neoplan USA Corporation (3,524,300 Series D Preferred Shares)		3,524,300
(@), (R)		New Piper Aircraft, Inc. (Residual Interest in Litigation Proceeds)		-
(@), (R)		New World Restaurant Group, Inc. (Warrants for 4,489 Common Shares, Expires June 15, 2006)		61,589
(@), (R)		Norwood Promotional Products, Inc. (72,238 Common Shares)		-
(@)		Outsourcing Solutions, Inc. (31,460 Common Shares)		863,892
(@), (R)		Safelite Glass Corporation (810,050 Common Shares)		6,553,305
(@), (R)		Safelite Realty Corporation (54,679 Common Shares)		300,735
(@), (R)		Scientific Games Corporation (48,930 Non-Voting Common Shares)		1,169,427
(@), (R)		Soho Publishing (17,582 Common Shares)		176
(@), (R)		Targus Group, Inc. (Warrants for 66,824 Common Shares, Expires December 6, 2012)		-
(1	), (@), (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)		-
(1	), (@), (R)	TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)		-
(2	), (@), (R)	U.S. Aggregates (Residual Interest in Bankruptcy Estate)		-
(2), (@), (R)		U.S. Office Products Company (Residual Interest in Bankruptcy Estate)		-
		Total for Equity and Other Assets (Cost $21,536,034)		25,037,929
		Total Investments (Cost $1,924,847,946)	182.6%	$1,940,381,991
		Preferred Shares and Liabilities in Excess of Cash and Other Assets - net	(82.6)	(877,967,289)
		Net Assets	100.0%	$1,062,414,702

  (@)  Non-income producing security.

  (R)  Restricted security.

  *  Senior loans, while exempt from registration under the Security Act of 1933, as amended contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

  NR  Not Rated

  †  Bank Loans rated below Baa3 by Moody's Investor Services, Inc. or BBB- by Standard & Poor's Group are considered to be below investment grade.

  (1)  The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code.

  (2)  The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.

  (3)  Loan is on non-accrual basis.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2004 (unaudited) (continued)

  (4)  The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.

  (5)  For federal income tax purposes, the cost of investment is $1,925,761,759 and net unrealized appreciation consists of the following:

Gross Unrealized Appreciation	$28,892,370
Gross Unrealized Depreciation	(14,272,138)
Net Unrealized Appreciation	$14,620,232

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

SHAREHOLDER MEETING INFORMATION (Unaudited)

A special meeting of shareholders of the ING Prime Rate Trust was held June 15, 2004, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

Matters:

ING PRIME RATE TRUST, COMMON SHARES

1.  To elect nine members of the Board of Trustees to represent the interests of the holders of Common Shares of the Trust until the election and qualifications of their successors.

ING PRIME RATE TRUST, PREFERRED SHARES

2.  To elect two members of the Board of Trustees to represent the interests of the holders of Auction Rate Cumulative Preferred Shares – Series M, T, W, TH, and F of the Trust – until the election and qualification of their successors.

Results:

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Common	Paul S. Doherty	117,790,259	2,558,077	-	-	120,348,336
Shares	J. Michael Earley	117,897,099	2,451,237	-	-	120,348,336
Trustees	R. Barbara Gitenstein	117,787,359	2,560,977	-	-	120,348,336
	Thomas J. McInerney	117,807,436	2,540,899	-	-	120,348,336
	David W.C. Putnam	117,655,942	2,692,393	-	-	120,348,336
	Blaine E. Rieke	117,747,937	2,600,399	-	-	120,348,336
	John G. Turner	117,870,513	2,477,823	-	-	120,348,336
	Roger B. Vincent	117,888,751	2,459,585	-	-	120,348,336
	Richard A. Wedemeyer	117,806,444	2,541,892	-	-	120,348,336
Preferred Shares	Walter H. May	17,399	47	-	-	17,446
Trustees	Jock Patton	17,396	50	-	-	17,446

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program," formerly known as the Dividend Reinvestment and Cash Purchase Plan) which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend reinvestment purposes, DST Systems, Inc. will purchase shares of the Trust on the open market when the market price plus estimated commissions is less than the net asset value on the valuation date. The Trust will issue new shares for dividend reinvestment purchases when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by the DST Systems, Inc. when the market price plus estimated commissions is less than the net asset value on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust's Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES - CALENDAR 2005 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 31	February 8	February 23
February 28	March 8	March 22
March 31	April 7	April 22
April 29	May 6	May 23
May 31	June 8	June 22
June 30	July 7	July 22
July 29	August 8	August 22
August 31	September 8	September 22
September 30	October 5	October 24
October 31	November 8	November 22
November 30	December 8	December 22
December 20	December 28	January 11

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

STOCK DATA

The Trust's common shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of November 30, 2004 was 7,087 which does not include approximately 49,493 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant's website at www.ingfunds.com and (3) on the SEC's website at www.sec.gov.

Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant's website at www.ingfunds.com and on the SEC website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the SEC's website at www.sec.gov. The Registrant's Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

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Investment Manager

ING Investments, LLC

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co.

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

Administrator

ING Fund Services, LLC

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-992-0180

Institutional Investors and Analysts

Call ING Prime Rate Trust

1-800-336-3436, Extension 2217

Distributor

ING Funds Distributor, LLC

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-334-3444

Transfer Agent

DST Systems, Inc.

P.O. Box 219368

Kansas City, Missouri 64141

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Written Requests

Please mail all account inquiries and other comments to:

ING Prime Rate Trust Account

c/o ING Fund Services, LLC

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

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(1104-012805)